Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares		Share premium	Capital reserves from options granted	Other reserves	Capital reserves from transactions with non- controlling interests	Currency translation differences	Warrants	Accumulated deficit	Total	Non- controlling interests	Total
Balance at Dec. 31, 2019	$ 22,802		$ 47,873	$ 1,351	$ 525	$ 11,761	$ (1,145)	$ 197	$ (76,657)	$ 6,707	$ 1,424	$ 8,131
Income (Loss) for the year									(4,325)	(4,325)	(2,525)	(6,850)
Other comprehensive income (loss)					20		27			47	(12)	35
TOTAL COMPREHENSIVE LOSS FOR THE YEAR					20		27		(4,325)	(4,278)	(2,537)	(6,815)
TRANSACTIONS WITH SHAREHOLDERS:
Purchase of a subsidiary											381	381
Issuance of shares and warrants	53,278		(35,369)			(3,766)		3,632		17,775		17,775
Exercise of warrants	16,941		(12,596)					(3,632)		713		713
Issuance of shares and warrants by the Subsidiary						1,956				1,956	2,632	4,588
Conversion into shares and warrants of loan granted to the Subsidiary						(136)				(136)	136
Share in capital reserve of an associate						33				33		33
Stock-based compensation in connection with options granted to employees and service providers				191						191	1,197	1,388
Expiration of options			92	(92)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	70,219		(47,873)	99		(1,913)				20,532	4,346	24,878
Balance at Dec. 31, 2020	93,021			1,450	545	9,848	(1,118)	197	(80,982)	22,961	3,233	26,194
Income (Loss) for the year									6,794	6,794	(2,748)	4,046
Other comprehensive income (loss)					(29)		116			87	75	162
TOTAL COMPREHENSIVE LOSS FOR THE YEAR					(29)		116		6,794	6,818	(2,673)	4,208
TRANSACTIONS WITH SHAREHOLDERS:
Deemed contributions to Jeffs’ Brands					108	(421)				(313)	529	216
Deemed contribution to an affiliate					10					10		10
Issuance of shares and warrants	49,398		(32,062)							17,336		17,336
Cancellation of par value	(142,419)		142,419
Consolidation of Jeffs’ Brands			71							71	1,156	1,227
Exercise of warrants issued by ScoutCam						264				264	518	782
Issuance of shares by Eventer						717				717	1,138	1,855
Loss of control in ScoutCam											(2,760)	(2,760)
Subsidiaries’ share-based compensation to employees and service providers											1,102	1,102
Share based compensation to employees and service providers			60	1,203						1,263		1,263
Expiration of options			74	(74)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	(93,021)		110,562	1,129	118	560				19,348	1,683	21,031
Balance at Dec. 31, 2021		[1]	110,562	2,579	634	10,408	(1,002)	197	(74,188)	49,190	2,243	51,433
Income (Loss) for the year		[1]							(9,815)	(9,815)	(393)	(10,208)
Other comprehensive income (loss)		[1]					312			312	148	460
TOTAL COMPREHENSIVE LOSS FOR THE YEAR		[1]					312		(9,815)	(9,503)	(245)	(9,748)
TRANSACTIONS WITH SHAREHOLDERS:
Issuance of warrants and shares by Gix Internet		[1]				(567)				(567)	682	115
Deemed contributions to Jeffs’ Brands		[1]			148	(598)				(450)	743	293
Issuance of shares in consideration for investments		[1]	900							900		900
Issuance of shares by Eventer		[1]				(12)				(12)	11	(1)
Consolidation of Gix Internet		[1]	(144)							(144)	7,849	7,705
Subsidiaries’ share-based compensation to employees and service providers		[1]									102	102
Share based compensation to employees and service providers		[1]		685						685		685
Amendment of long-term related party payable by Eventer		[1]			167					167	253	420
Issuance of shares and warrants by Jeffs’ Brands upon completion of IPO		[1]				504				504	5,885	6,389
Dividend		[1]							(1,583)	(1,583)		(1,583)
Dividends declared by subsidiaries		[1]									(2,021)	(2,021)
Reorganization transaction by Gix Internet		[1]				(46)				(46)	46
Expiration of options		[1]	4	(4)
TOTAL TRANSACTIONS WITH SHAREHOLDERS		[1]	760	681	315	(719)			(1,583)	(546)	13,550	13,004
Balance at Dec. 31, 2022		[1]	$ 111,322	$ 3,260	$ 949	$ 9,689	$ (690)	$ 197	$ (85,586)	$ 39,141	$ 15,548	$ 54,689

[1]	Share and per share data in these financial statements have been retrospectively adjusted, for all periods presented, to reflect a number of shares that is equivalent to the number of shares of the Company post the Reverse Split (see note 14a(7)).